DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 0.5%
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	6.81%	#^Þ@	04/17/2025	268,888

Total Collateralized Loan Obligations (Cost $477,765)					268,888

Non-Agency Residential Collateralized Mortgage Obligations - 24.3%
150,631	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.31%	#	03/25/2036	116,103
334,968	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	308,765
254,958	Alternative Loan Trust, Series 2005-J8-1A5	5.50%		07/25/2035	238,009
373,214	Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	3.18%		06/25/2046	347,899
321,098	Alternative Loan Trust, Series 2007-HY4-4A1	3.98%	#	06/25/2037	306,566
332,168	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	ß	10/25/2036	174,421
29,695	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	24,080
2,558,670	BCAP LLC Trust, Series 2009-RR4-1A2	6.50%	#^	06/26/2037	1,238,725
206,604	Chase Mortgage Finance Trust, Series 2006-S2-1A13	6.25%		10/25/2036	152,600
172,152	ChaseFlex Trust, Series 2007-M1-2F4	4.21%	ß	08/25/2037	164,529
910,000	CIM Trust, Series 2017-3RR-B2	11.09%	#^Þ	01/29/2057	936,253
445	CitiCorporation Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	446
46,087	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	45,663
162,691	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	159,663
267,913	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	236,210
522,592	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	388,671
70,306	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	57,456
723,020	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	197,086
13,570	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	21.66%	I/F	08/25/2037	23,128
9,726	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	21.23%	I/F	09/25/2037	14,437
151,712	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	123,794
8,254	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	6,785
85,287	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	78,994
32,002	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	25,587
55,505	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.69%	^I/F	04/15/2036	52,064
235,612	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.69%	^I/F	04/15/2036	229,026
34,092	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA2-1A3	6.00%		04/25/2037	22,875
1,040,094	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	2.05%		08/25/2045	717,301
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	116,548
65,995	GSR Mortgage Loan Trust, Series 2006-2F-2A20 (-1 x 1 Month LIBOR USD + 11.10%, 5.00% Floor, 11.10% Cap)	9.39%	I/F	02/25/2036	67,835
412,182	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.94%		02/19/2037	389,065
467,524	HarborView Mortgage Loan Trust, Series 2007-3-1A1A (1 Month LIBOR USD + 0.20%)	1.96%		05/19/2037	439,323
21,999	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	20,581
326,316	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	261,215
114,678	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	10/25/2036	91,609
61,184	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.61%	I/F I/O	08/25/2036	9,686
3,824	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	3,669
734,754	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	468,204
34,550	Lehman Mortgage Trust, Series 2007-5-11A1	5.08%	#	06/25/2037	26,398
832,121	Lehman Mortgage Trust, Series 2007-5-1A3	5.75%		06/25/2037	833,514
129,387	Lehman XS Trust, Series 2005-1-3A3A	5.11%		07/25/2035	130,069
195,208	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	178,525
1,405,933	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR-1A4 (1 Month LIBOR USD + 0.50%, 0.25% Floor)	2.29%		06/25/2036	668,096
218,212	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	176,027
140,317	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	138,799
2,596	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	2,340
136,602	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	131,913
27,027	Residential Accredit Loans, Inc., Series 2006-QS7-A4 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	2.19%		06/25/2036	20,689
81,080	Residential Accredit Loans, Inc., Series 2006-QS7-A5 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.81%	I/F I/O	06/25/2036	11,659
51,341	Residential Accredit Loans, Inc., Series 2006-QS8-A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor)	2.24%		08/25/2036	40,712
154,024	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.76%	I/F I/O	08/25/2036	20,793
176,498	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1 (1 Month LIBOR USD + 0.87%, 0.58% Floor, 14.00% Cap)	2.66%		02/25/2034	174,693
201,027	Residential Asset Securitization Trust, Series 2005-A11-1A4	5.50%		10/25/2035	186,075
16,514	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	14,840
416,489	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	295,826
597,329	Residential Asset Securitization Trust, Series 2006-A9CB-A6	6.00%		09/25/2036	356,801
345,575	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	201,462
257,027	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	217,603
238,372	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.30%	ß	10/25/2036	129,520

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $13,239,133)					12,211,225

US Government and Agency Mortgage Backed Obligations - 11.1%
41,879	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	4.69%	I/F I/O	01/15/2037	7,581
81,491	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.31%	I/F I/O	08/15/2037	13,229
28,346	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	4.65%	I/F I/O	11/15/2037	3,412
96,504	Federal Home Loan Mortgage Corporation, Series 3384-SG (-1 x 1 Month LIBOR USD + 6.31%, 6.31% Cap)	4.57%	I/F I/O	08/15/2036	17,639
36,937	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	4.44%	I/F I/O	02/15/2038	3,813
49,338	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.91%	I/F I/O	03/15/2038	5,573
448,382	Federal Home Loan Mortgage Corporation, Series 3423-TG (-1 x 1 Month LIBOR USD + 6.00%, 0.35% Cap)	0.35%	I/F I/O	03/15/2038	4,541
57,320	Federal Home Loan Mortgage Corporation, Series 3500-SA (-1 x 1 Month LIBOR USD + 5.52%, 5.52% Cap)	3.78%	I/F I/O	01/15/2039	5,517
150,465	Federal Home Loan Mortgage Corporation, Series 3523-SM (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.26%	I/F I/O	04/15/2039	23,657
11,551	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.21%	I/F I/O	08/15/2039	1,126
123,275	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	2.71%	I/F I/O	09/15/2040	11,566
116,026	Federal Home Loan Mortgage Corporation, Series 3758-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	4.29%	I/F I/O	11/15/2040	19,038
75,779	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	83,283
148,328	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	4.11%	I/F I/O	02/15/2041	21,702
52,802	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	4.23%	I/F I/O	07/15/2041	6,769
612,075	Federal Home Loan Mortgage Corporation, Series 4183-Z	3.00%	>	03/15/2043	631,716
68,560	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.79%	I/F I/O	10/25/2036	12,874
35,685	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	4.53%	I/F I/O	01/25/2037	6,677
257,057	Federal National Mortgage Association, Series 2007-39-AI (-1 x 1 Month LIBOR USD + 6.12%, 6.12% Cap)	4.33%	I/F I/O	05/25/2037	42,977
108,806	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.83%	I/F I/O	10/25/2036	18,002
7,408	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.96%	I/F I/O	07/25/2039	1,112
117,723	Federal National Mortgage Association, Series 2009-86-CI (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	4.01%	I/F I/O	09/25/2036	11,325
35,326	Federal National Mortgage Association, Series 2009-90-IA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.96%	I/F I/O	03/25/2037	3,587
36,550	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	3.93%	I/F I/O	04/25/2037	4,153
187,372	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	3.88%	I/F I/O	05/25/2040	28,185
71,591	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.61%	I/F I/O	11/25/2040	5,766
407,454	Federal National Mortgage Association, Series 2012-30-DZ	4.00%	>	04/25/2042	437,446
1,218,053	Federal National Mortgage Association, Series 2013-53-ZC	3.00%	>	06/25/2043	1,233,872
1,137,519	Federal National Mortgage Association, Series 2013-55-VZ	3.00%	>	06/25/2043	1,154,099
586,638	Federal National Mortgage Association, Series 2014-58-VZ	3.00%	>	09/25/2044	586,674
592,013	Federal National Mortgage Association, Series 2015-9-ZA	3.50%	>	03/25/2045	628,971
18,649	Government National Mortgage Association, Series 2009-6-SM (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.19%	I/F I/O	02/20/2038	1,911
317,314	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	337,839
171,456	Government National Mortgage Association, Series 2011-7-LS (-2 x 1 Month LIBOR USD + 9.88%, 9.88% Cap)	6.35%	I/F	12/20/2040	188,375

Total US Government and Agency Mortgage Backed Obligations (Cost $5,179,900)					5,564,007

Affiliated Mutual Funds - 18.0%
204,751	DoubleLine Core Fixed Income Fund (Class I)				2,266,598
234,527	DoubleLine Flexible Income Fund (Class I)				2,277,257
227,248	DoubleLine Low Duration Bond Fund (Class I)				2,277,023
212,202	DoubleLine Total Return Bond Fund (Class I)				2,255,702

Total Affiliated Mutual Funds (Cost $9,076,576)					9,076,580

Exchange Traded Funds and Common Stocks - 6.4%
29,500	iShares MSCI Canada Index Fund				881,755
50,000	SPDR Blackstone ETF				2,329,000

Total Exchange Traded Funds and Common Stocks (Cost $3,220,086)					3,210,755

Short Term Investments - 35.5%
4,139,986	First American Government Obligations Fund - Class U	1.53%	◆		4,139,986
4,139,986	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	◆		4,139,986
4,139,986	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	◆		4,139,986
3,500,000	United States Treasury Bills	0.00%	‡	04/02/2020	3,486,552
2,000,000	United States Treasury Bills	0.00%		12/03/2020	1,972,398

Total Short Term Investments (Cost $17,877,061)					17,878,908

Total Investments - 95.8% (Cost $49,070,521)					48,210,363
Other Assets in Excess of Liabilities - 4.2%					2,133,337

NET ASSETS - 100.0%					$50,343,700

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2019.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2019.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2019.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2019.

‡	All or a portion of this security has been pledged as collateral.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

I/O	Interest only security

Þ	Value determined using significant unobservable inputs.

◆	Seven-day yield as of December 31, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	35.5%
Non-Agency Residential Collateralized Mortgage Obligations	24.3%
Affiliated Mutual Funds	18.0%
US Government and Agency Mortgage Backed Obligations	11.1%
Exchange Traded Funds and Common Stocks	6.4%
Collateralized Loan Obligations	0.5%
Other Assets and Liabilities	4.2%

100.0%

FUTURES CONTRACTS
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount •	Value/ Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Future	Long	45	03/20/2020	7,269,975	$73,258
ICE US MSCI Emerging Markets EM Index Future	Long	68	03/20/2020	3,808,680	32,978
MSCI EAFE Index Future	Long	73	03/20/2020	7,433,225	16,256
CBOT 5 Year US Treasury Note Future	Long	42	03/31/2020	4,981,594	(17,991)

					$104,501

• Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

SWAP AGREEMENTS

EXCESS RETURN SWAPS
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/31/2020	10,500,000	$885,337
Short Commodity Basket Swap ɷ	Morgan Stanley	Short	(0.22)%	Termination	01/03/2020	(3,000,000)	2,918
Long Commodity Basket Swap Ж	Morgan Stanley	Long	0.19%	Termination	01/03/2020	3,000,000	(44,861)

							$843,394

INTEREST RATE SWAPS

Reference Entity	Counterparty	Payment Frequency	Fixed Rate	Floating Rate Paid or Received	Termination Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
US CPI Urban Consumers NSA Index	Barclays Capital, Inc.	Termination	1.93%	Received	12/13/2029	5,000,000	$33,143
US CPI Urban Consumers NSA Index	JP Morgan Securities LLC	Termination	1.83%	Received	12/27/2024	10,000,000	12,845

							$45,988

Total Swap Agreements							$889,382

¤ Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2019, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

Ж Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At December 31, 2019, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value δ	Value of Index	Weightings
Morgan Stanley Crude Oil Roll	MSCYCL0	0.25	$78	16.7%
Morgan Stanley Brent Oil Roll	MSCYCO0	0.17	78	16.7%
Morgan Stanley Heating Oil Roll	MSCYHO0	0.17	78	16.7%
Morgan Stanley Zinc Roll	MSCYLX0	0.15	77	16.7%
Morgan Stanley Gasoil Roll	MSCYQS0	0.16	77	16.6%
Morgan Stanley Natural Gas Roll	MSCYNG0	0.54	77	16.6%

			$465	100.0%

ɷ Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At December 31, 2019, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value δ	Value of Index	Weightings
Morgan Stanley Soybeans Roll	MSCYSY0	0.23	$85	16.9%
Morgan Stanley Kansas Wheat Roll	MSCYKW0	0.47	84	16.9%
Morgan Stanley Cotton Roll	MSCYCT0	0.16	83	16.7%
Morgan Stanley Corn Roll	MSCYCN0	0.30	83	16.6%
Morgan Stanley Sugar Roll	MSCYSB0	0.26	83	16.6%
Morgan Stanley Coffee (Arabica) Roll	MSCYKC0	0.37	81	16.3%

			$499	100.0%

δ Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

A summary of the DoubleLine Multi-Asset Growth Fund’s (Consolidated) investments in affiliated mutual funds for the period ended December 31, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at December 31, 2019	Value at December 31, 2019	Change in Unrealized for the Period Ended December 31, 2019	Dividend Income Earned in the Period Ended December 31, 2019	Net Realized Gain (Loss) in the Period Ended December 31, 2019
DoubleLine Total Return Bond Fund (Class I)	$34,759,366	$-	$(33,284,000)	212,202	$2,255,703	$2,054,180	$661,129	$(1,273,843)
DoubleLine Flexible Income Fund (Class I)	9,756,624	-	(7,524,500)	234,527	2,277,257	217,197	246,824	(172,064)
DoubleLine Low Duration Bond Fund (Class I)	9,630,203	-	(7,420,000)	227,248	2,277,023	81,036	175,005	(14,216)
DoubleLine Core Fixed Income Fund (Class I)	9,552,886	-	(7,553,500)	204,751	2,266,598	98,827	186,683	168,385

	$63,699,079	$-	$(55,782,000)	878,728	$9,076,581	$2,451,240	$1,269,641	$(1,291,738)

Notes to Schedule of Investments December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, Doubleline Emerging Markets Local Currency Bond Fund and Doubleline Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and Doubleline Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in Income-producing securities	9/32019	9/3/2019	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,189,354,017	$384,634,197	$16,543,475	$12,419,958	$235,584,630	$6,950,221

Affiliated Mutual Funds	79,639,488	1,483,273,873	—	9,076,580	49,450,000	—

Exchange Traded Funds and Common Stocks	—	1,286,237	1,720,586	3,210,755	672,646	—

Total Level 1	1,268,993,505	1,869,194,307	18,264,061	24,707,293	285,707,276	6,950,221

Level 2

US Government and Agency Mortgage Backed Obligations	24,882,550,619	2,313,443,961	—	5,564,007	544,422,045	—

Non-Agency Residential Collateralized Mortgage Obligations	14,522,308,240	1,060,796,857	—	11,274,972	1,394,508,544	—

Non-Agency Commercial Mortgage Backed Obligations	4,012,025,333	803,584,697	—	—	1,297,157,791	—

US Government and Agency Obligations	4,163,160,760	2,424,459,076	—	—	411,031,657	—

Collateralized Loan Obligations	2,524,681,978	342,490,859	—	—	1,054,136,235	—

Asset Backed Obligations	2,049,878,065	327,459,078	—	—	589,770,423	—

Other Short Term Investments	1,498,513,416	65,332,405	—	5,458,950	197,466,884	—

US Corporate Bonds	—	1,619,431,904	—	—	438,961,292	19,912,187

Foreign Corporate Bonds	—	1,531,264,726	1,128,881,651	—	1,196,067,170	711,959

Bank Loans	—	322,886,047	—	—	202,727,632	239,506,204

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	108,959,187	68,913,184	—	99,174,854	—

Municipal Bonds	—	10,787,161	—	—	—	—

Total Level 2	53,653,118,411	10,930,895,958	1,197,794,835	22,297,929	7,425,424,527	260,130,350

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	303,692,065	40,498,689	—	936,253	—	—

Collateralized Loan Obligations	1,484,264	—	—	268,888	—	—

Asset Backed Obligations	—	5,645,472	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,618,495	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	305,176,329	49,813,658	82,503	1,205,141	—	—

Total	$55,227,288,245	$12,849,903,923	$1,216,141,399	$48,210,363	$7,711,131,803	$267,080,571

Other Financial Instruments

Level 1

Futures Contracts	$(19,856,182)	$—	$—	$104,501	$—	$—

Total Level 1	—	—	—	104,501	—	—

Level 2

Excess Return Swaps	—	—	—	843,394	—	—

Interest Rate Swaps	—	—	—	45,988	—	—

Total Level 2	—	—	—	889,382	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$993,883	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$491,140,377	$73,616,933	$5,559,765	$920,493	$7,122,324	$29,923,768

Affiliated Mutual Funds	300,249,400	108,421,722	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	—	—	—	—

US Government and Agency Obligations	—	—	—	—	—	—

Exchange Traded Funds and Common Stocks	—	97,187	159,999	—	—	—

Total Level 1	791,389,777	182,135,842	5,719,764	920,493	7,122,324	29,923,768

Level 2

Non-Agency Commercial Mortgage Backed Obligations	1,063,507,765	157,808,958	—	—	—	—

US Government and Agency Obligations	964,566,790	92,148,540	—	21,375,905	—	248,967,094

Non-Agency Residential Collateralized Mortgage Obligations	960,563,604	295,411,292	—	—	—	—

Collateralized Loan Obligations	900,094,520	221,163,684	—	—	—	—

US Government and Agency Mortgage Backed Obligations	704,916,525	11,271,491	—	62,598,068	—	—

Foreign Corporate Bonds	682,611,334	240,894,951	188,106,808	—	—	—

Asset Backed Obligations	497,933,431	61,598,525	—	—	—	—

Other Short Term Investments	462,152,016	—	—	2,482,880	358,386,251	—

US Corporate Bonds	410,297,185	109,055,351	—	—	—	—

Bank Loans	329,735,792	74,212,295	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	52,368,058	9,142,811	29,615,849	—	—	977,402,545

Total Level 2	7,028,747,020	1,272,707,898	217,722,657	86,456,853	358,386,251	1,226,369,639

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,364,229	497,931	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	23,726,749	—	—	—	—

Collateralized Loan Obligations	—	212,038	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,365,727	24,438,218	4,494	—	—	—

Total	$7,822,502,524	$1,479,281,958	$223,446,915	$87,377,346	$365,508,575	$1,256,293,407

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(650,235)	$—	$—

Total Level 1	—	—	—	(650,235)	—	—

Level 2

Excess Return Swaps	799,914,815	—	—	—	16,289,493	—

Total Level 2	799,914,815	—	—	—	16,289,493	—

Level 3	—	—	—	—	—	—

Total	$799,914,815	$—	$—	$(650,235)	$16,289,493	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$11,144,972	$4,630,979	$6,620,589	$5,010,966	$88,254	$2,822,615

Affiliated Mutual Funds	—	—	2,695,123	—	—	—

Total Level 1	11,144,972	4,630,979	9,315,712	5,010,966	88,254	2,822,615

Level 2

Asset Backed Obligations	253,192,200	—	3,768,451	9,699,059	—	13,991,545

US Corporate Bonds	170,939,073	100,404,206	3,978,864	8,715,495	—	—

Foreign Corporate Bonds	97,825,872	59,373,285	4,688,791	10,346,126	478,368	—

Commercial Paper	—	158,178,788	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	17,744,229	5,192,194	11,155,423	—	—

Collateralized Loan Obligations	—	—	7,237,043	16,523,787	—	10,898,010

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,467,547	15,478,517	—	27,088,269

Non-Agency Commercial Mortgage Backed Obligations	—	—	6,773,735	18,705,487	—	30,499,685

US Government and Agency Obligations	—	—	7,451,346	16,305,862	—	5,234,386

Other Short Term Investments	—	—	3,580,331	7,858,787	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	651,029	1,186,143	9,269,433	—

Bank Loans	—	—	—	5,922,936	—	—

Total Level 2	521,957,145	335,700,508	50,789,331	121,897,622	9,747,801	87,711,895

Level 3

Foreign Corporate Bonds	10,358,078	—	—	—	—	—

Asset Backed Obligations	2,924,147	—	—	—	—	—

Total Level 3	13,282,225	—	—	—	—	—

Total	$546,384,342	$340,331,487	$60,105,043	$126,908,588	$9,836,055	$90,534,510

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	5,263,918	17,868,920	—	—

Forward Currency Exchange Contracts	—	—	431,324	—	—	—

Total Level 2	—	—	5,695,242	17,868,920	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$5,695,242	$17,868,920	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$-	$-	$936,253	$(99,597)
Collateralized Loan Obligations	-	-	-	-	-	-	268,888	-	268,888	-

Total	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$268,888	$-	$1,205,141	$(99,597)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$936,253	Market Comparables	Market Quotes	$102.89 ($102.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$268,888	Market Comparables	Market Quotes	$26.89 ($26.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$26,354	$(1,353,690)	$331,998	$258,259	$(156,065)	$-	$(7,310,798)	$23,726,749	$(1,279,146)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(4,344)	-	-	-	-	-	497,931	(4,344)
Collateralized Loan Obligations	-	-	-	-	-	-	212,038	-	212,038	-
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$26,354	$(1,553,534)	$331,998	$455,259	$(156,065)	$212,038	$(7,310,798)	$24,438,218	$(1,283,490)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$23,726,749	Market Comparables	Market Quotes	$93.95 - $102.89 ($99.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$497,931	Market Comparables	Yields	42.15% (42.15%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$212,038	Enterprise Value	Market Quotes	$4.28 ($4.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$(1,280)	$261,580	$(2,083)	$-	$(188,139)	$-	$-	$10,358,078	$268,267
Asset Backed Obligations	4,987,050	10,364	(663)	-	-	(2,072,604)	-	-	2,924,147	5,555

Total	$15,275,050	$9,084	$260,917	$(2,083)	$-	$(2,260,743)	$-	$-	$13,282,225	$273,822

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2019*	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,358,078	Market Comparables	Market Quotes	$107.00 ($107.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$2,924,147	Market Comparables	Market Quotes	$99.99 ($99.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.